Operating segments - Geographical Information (Details) ₽ in Thousands	12 Months Ended
	Dec. 31, 2021 RUB (₽) customer	Dec. 31, 2020 RUB (₽)	Dec. 31, 2019 RUB (₽)
Operating segments
Revenue	₽ 15,968,033	₽ 8,282,107	₽ 7,788,741
Number of major customers | customer	0
Russia
Operating segments
Revenue	₽ 14,965,091	7,663,785	7,170,042
All foreign countries
Operating segments
Revenue	1,002,942	618,322	618,699
Kazakhstan
Operating segments
Revenue	443,557	256,564	232,990
Belarus
Operating segments
Revenue	459,289	301,208	343,964
Other countries
Operating segments
Revenue	₽ 100,096	₽ 60,550	₽ 41,745